IFRS 7 Disclosure (Summary of Remaining Contractual Maturity) (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 65,000	$ 75,000
Commitments to extend credit to private equity investments	627	609
Later than three months and not later than six months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds		2,000
Later than six months and not later than nine months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	10,000	10,000
Later than nine months and not later than one year [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	3,000
Later than one year and not later than two years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	25,000	18,000
Later than two years and not later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	21,000	37,000
Later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 6,000	$ 8,000